File Nos.333-19699
                                                                     811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 25                                       (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 94                                                      (X)


     (Check    appropriate    box    or    boxes.)

     ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     One Chase Manhattan Plaza, 37th Floor, New York, New York        10005-1423
     ---------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          One Chase Manhattan Plaza, 37th Floor
          New York, New York  10005-1423

     Copies to:
          Stewart D. Gregg, Second VP & Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913

     It is proposed that this filing will become effective:

     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on (date)pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to  paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of the Proposed Public Offering: January 23, 2007

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                             EXPLANATORY NOTE
--------------------------------------------------------------------------------

This Registration Statement previously contained two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version
B) which were combined into one prospectus and SAI on May 1, 2002. The only difference between the prospectuses was the underlying funding options. The only difference between the statements of additional information was the performance figures shown for the different underlying funding options.

As of December 31, 2003 disclosure relating to the Valuemark IV Prospectus and SAI (previously Version A) was removed from the combined prospectus and SAI and will no longer be updated for those contract owners since the Valuemark IV Contract is no longer offered for new sales. In the event that sales are re-commenced, the Registrant will file an amended Registration Statement for the Contract.

--------------------------------------------------------------------------------


                                    PART A

PART A IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 24 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 27, 2006




   SUPPLEMENT DATED DECEMBER 28, 2006 TO THE PROSPECTUS DATED MAY 1, 2006 OF:

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
              AS SUPPLEMENTED JULY 7, AUGUST 30 & NOVEMBER 6, 2006

      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY AS SUPPLEMENTED MAY 16, JULY 7,
                          AUGUST 30 & NOVEMBER 6, 2006
ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY AS SUPPLEMENTED JUNE 19, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY AS SUPPLEMENTED JUNE 22, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY AS SUPPLEMENTED JULY 7, AUGUST 30,
                         NOVEMBER 6 & DECEMBER 1, 2006

                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
           AS SUPPLEMENTED MAY 1, JULY 7, AUGUST 30 & NOVEMBER 6, 2006

 AND TO THE ALLIANZ ELITE(SM) VARIABLE ANNUITY DATED SEPTEMBER 25, 2006, AS
                         SUPPLEMENTED NOVEMBER 6, 2006

                                    ISSUED BY
 Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, and Allianz Life Variable Account B or Allianz Life of NY
                               Variable Account C

              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.




--------------------------------------------------------------------------------
  1.  THE FOLLOWING TWO INVESTMENT OPTIONS ARE AVAILABLE UNDER YOUR
       CONTRACT EFFECTIVE JANUARY 23, 2007:

        INVESTMENT OPTION                             SUBADVISER
        AZL First Trust Target Double Play Fund       First Trust Advisors L.P.
        AZL TargetPLUS Equity Fund                    First Trust Advisors L.P.

--------------------------------------------------------------------------------
   2.  THE FOLLOWING IS ADDED TO THE INVESTMENT OPTIONS TABLE IN THE PROSPECTUS:


----------------------------  --------------- --------------------------------------- ------------ ------------------------------
                                                           ASSET CATEGORIES
                                               -------------------------------------- ------------ ------------------------------
      Investment Management     Investment     SB S  CE   IT  HB  IE  L  L  L  S  M   Objective(s)   Primary Investments
      Company                   Option         ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
      Adviser/Sub-Adviser                      ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
      ----------------------  --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  ------------------------------
        FIRST TRUST            AZL First                              X                Total       Invests primarily in common
        Managed by Allianz     Trust Target                                            Return      stocks of companies that are
        Life Advisers, LLC/    Double Play                                                         identified by a model based
        First Trust Advisors   Fund                                                                on an allocation of 50% in
        L.P.                                                                                       two separate strategies that
                                                                                                   seek to provide
                                                                                                   above-average total return.
                               --------------- -- --- -- -- --- -- -- -- --- -- -- --- ---------   -------------------------------
                               AZL                X                                    Total       Invests primarily in common
                               TargetPLUS                                              Return      stocks of companies that are
                               Equity Fund                                                         identified by a model based
                                                                                                   on an allocation of 20% in five
                                                                                                   separate strategies that seek
                                                                                                   to provide above-average total
                                                                                                   return.
------ ---------------------- --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  -------------------------------



                                                      PRO-012-0506   Page 1 of 2

--------------------------------------------------------------------------------
   3. THE FOLLOWING IS ADDED TO THE TABLE IN THE APPENDIX - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION:


                                          ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                                       EXPENSE REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
                                                                                                                TOTAL ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                                                                                  AMOUNT OF        AFTER
                                                                                                 CONTRACTUAL    CONTRACTUAL
                                                       RULE                                      FEE WAIVERS    FEE WAIVERS
                                            MANAGEMENT 12B-1       SERVICE   OTHER                    AND        OR EXPENSE
         INVESTMENT OPTION                  FEES       FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
        AZL First Trust Target Double       .60%       .25%          -        .12%      .97%         .18%          .79%
        Play Fund**
        ---------------------------------------------------------------------------------------------------------------------
        AZL TargetPLUS Equity Fund**        .60%       .25%          -        .12%      .97%         .18%          .79%
        ---------------------------------------------------------------------------------------------------------------------


         ** Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through
            April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed any limits then in effect. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the previous three years. Each of the Investment Options commenced operations as of January 23, 2007. The expenses shown above for these Investment Options are estimated for the current calendar year.

--------------------------------------------------------------------------------
   4. SEE THE INVESTMENT OPTION PROSPECTUS FOR ADDITIONAL INFORMATION REGARDING THE TWO NEW FUNDS.






                                                      PRO-012-0506   Page 2 of 2

                                     PART B


PART B IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 24 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 27, 2006

                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

The following financial statements of the Company are included in Part B hereof by reference.

          1.  Report of Independent Registered Public Accounting Firm.
          2.  Balance Sheets as of December 31, 2005 and 2004.
          3. Statements of Income for the years ended December 31, 2005, 2004 and 2003.
          4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2005, 2004 and 2003.
          5. Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.
          6. Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
          7.  Notes to Financial Statements.

The following financial statements of the Separate Account are included in Part B hereof by reference.

           1.  Report of Independent Registered Public Accounting Firm.
           2.  Statements of Assets and Liabilities as of December 31, 2005.
           3.  Statements of Operations for the year ended December 31, 2005.
           4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
           5.  Notes to Financial Statements - December 31, 2005.

b.      Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1)
     2.   Not Applicable

     3.a. Principal   Underwriter   Agreement  by  and  between  Preferred  Life
          Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. (2) Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance
          Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
     3.b. Form of General Agency Agreement with Allianz Life Financial Services,
          LLC(11)
     4.a. Individual Variable Annuity Contract-P40059(5-03)(7)
     4.b. Contract Schedule Page(7)
     4.c. Waiver of CDSC Endorsement(1)
     4.d. Enhanced Death Benefit Endorsement(1)
     4.e. GMIB Endorsements(7)
     4.f. GMDB Endorsements(7)
     4.g. GPWB Endorsements(7)
     4.h. GMIB/GPWB 5% Endorsements(9)
     4.i. Inherited IRA Endorsement(9)
     5.a. Application for Individual Variable Annuity Contract-P40058(5-03)(7)
     6. (i) Copy of Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(11)
          (ii) Copy of the Restated Bylaws of the Company(as amended
               October 2, 1996)(11)
     7.   Not  Applicable

     8.a. Copy  of  Fund  Participation  Agreement between AIM Variable
          Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC, dated 7/27/1999(4)

       b. Copy of Amended and Restated Participation Agreement between USAllianz Variable Insurance Products Trust, Preferred Life Insurance Company of New York and BISYS Fund Services Limited Partnership, dated 12/2/2004(9)

       c. Copy of Fund Participation Agreement between Davis Variable Account Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999(5)

       d. Copy of Fund Participation Agreement between Preferred Life Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(7)

       e. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc.and Preferred
          Life Insurance Company of New York, dated 10/1/2003(9)
       f. Copy of Administration Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003(9)

       g. Copy of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance Company of New York, dated 12/1/1999(5)
       h. Copy of Admistrative Support Service Agreement between Oppenheimer Funds, Inc and Preferred Life Insurance Company of New York, dated 12/1/1999(8)
       i. Copy of Participation Agreement between Allianz Life of New York, Premier VIT and Allianz Global Investors Distributors LLC, dated 5/1/2006*
       j. Copy of Administrative Service Agreement between Allianz Life of New York and OpCap Advisors, dated 5/1/2006 LLC*

       k. Copy of Fund Participation Agreement between Preferred Life
          Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors, LLC, dated 12/1/1999(5)
       l. Copy of Services Agreement between PIMCO Variable Insurance Trust and Preferred Life Insurance Company of New York, dated 12/1/1999(8)

       m. Copy of Fund Participation Agreement between Preferred Life Insurance Company of New York, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC, dated 12/15/2000(6)
       n. Copy of Services Agreement between Prudential Investment Management Services LLC & Preferred Life Insurance Company of New York, dated 12/15/2000(8)

       o. Copy of Fund Participation Agreement between Seligman Portfolios, Inc. and Preferred Life Insurance Company of New York, dated 12/1/1999(5)
       p. Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York, dated 12/16/1999(8)

       q. Copy of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Preferred Life Insurance Company of New York, dated 5/1/2001(7)

      9.  Opinion  and  Consent  of  Counsel*
     10.  Consent of Independent Registered Public Accounting Firm*
     11.  Not  Applicable
     12.  Not  Applicable
     13.  Powers of Attorney(12)

          * Filed herewith

     (1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
     (2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
     (3) Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 29, 1997.
     (4) Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on November 12, 1999.
     (5) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
     (6) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
    (7) Incorporated by reference from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 29, 2003.
    (8) Incorporated by reference from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2004.
    (9) Incorporated by reference from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.
    (10) Incorporated by reference from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 27, 2005.
    (11) Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4(File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
    (12) Incorporated by reference from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos.333-124767 and 811-05716) electronically filed on November 20, 2006.


ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK.

Unless noted otherwise, all officers and directors have the following principal business address:

                     5701 Golden Hills Drive
                    Minneapolis, MN  55416-1297

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Kevin E. Walker                 Treasurer and Director

Stephen P. Blaske               VP-Actuary and Director

Denise M. Blizil                Director

Gabrielle M. Matzdorff          Director and Chief Financial Officer

Vincent G. Vitiello             Director, Chairman of the Board
                                Chief Executive Officer and President

Suzanne J. Pepin                Secretary and Director

Dennis J. Marion                Director
39 Westview Road
Wayne, NJ 07470

Eugene T. Wilkinson             Director
31A Mountain Blvd
Warren, NJ  07059

Reinhard W. Obermueller         Director
20 West 64th Street
New York, NY  10023

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Peggy A. Moon                   Chief Compliance Officer and Regulation 60
                                Officer

Stewart D. Gregg                Assistant Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference to Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-19699 and 811-05716) as electronically filed on April 28, 2003.

ITEM  27.   NUMBER  OF  CONTRACT  OWNERS

As of November 30, 2006 there were 801 qualified Contract Owners and 582 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        Section 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
           (i) a director of the Corporation; or
           (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        Section 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        Section 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz Life Variable Account A
                 Allianz Life Variable Account B


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                       Positions and Offices with Underwriter
----------------------     -----------------------------------------------------
Frank Tonnemaker           Chief Manager, Chief Executive Officer, President
                           and Governor

Angela Wilson              Chief Financial Officer and President

Catherine Q. Farley        Senior Vice President

Brad Coustan               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Chief Compliance Officer

Stewart D. Gregg           Secretary

Carol Dunn                 Assistant Secretary

  c.

For the period 1-1-2005 to 12-31-2005
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $4,367,160.63      $0             $0            $0
-------------------------------------------------------------------------------------------------------

The  $4,367,160.63  that  Allianz Life  Financial  Services,  LLC received  from
Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


Item 30. Location of Accounts and Records

Nikki Krakow, Sr. VP and Controller, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 28th day of December, 2006.



     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)

By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Stewart D. Gregg
     -------------------------
     Stewart D. Gregg
     Senior Securities Counsel


     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By:  Vincent G. Vitiello*
     -------------------------
     Vincent G. Vitiello
     Chief Executive Officer and President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th of December, 2006.

Signature and Title

Vincent G. Vitiello*     Director, Chairman of the Board, President
Vincent G. Vitiello      & Chief Executive Officer

Gabby Matzdorff*         Director and Chief Financial Officer
Gabby Matzdorff

John Fleming*            Director and Vice President of Operations
John Fleming

Stephen Blaske*          Director and Vice President - Actuary
Stephen Blaske

Tyrus R. Campbell*       Director and Treasurer
Tyrus R. Campbell

Kevin Walker*            Director
Kevin Walker

Suzanne Pepin*           Director
Suzanne Pepin

Dennis Marion*           Director
Dennis Marion

Eugene T. Wilkinson*     Director
Eugene T. Wilkinson

Stephen R. Herbert*      Director
Stephen R. Herbert

Jack F. Rockett*         Director
Jack F. Rockett

Denise Blizil*           Director
Denise Blizil

Gary A. Smith*           Director
Gary A. Smith

Martha Clark Goss*       Director
Martha Clark Goss

                                    *By Power  of  Attorney filed as Exhibit 13
                                     to this Registration Statement.


                                     By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart D. Gregg
                                      Senior Securities Counsel

                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 25
                                       TO
                                    FORM N-4
                     (FILE  NOS.333-19699 AND 811-05716)

                        ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                 ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                                INDEX TO EXHIBITS

EXHIBIT
EX-99.8.i.   Copy of PA-Premier VIT/Allianz Global
EX-99.8.j.   Copy of AS-OpCap Advisors
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Registered Public Accounting Firm